Selected Statements of Income Data (Tables)	12 Months Ended
Dec. 31, 2024
Selected Statements of Income Data [Abstract]
Schedule of Research and Development Costs, Net	Research and development costs, net:
	Year ended December 31,
	2022	2023	2024
Total costs	$13,149	$13,511	$15,960
Less - capitalized software costs	(3,059)	(3,183)	(2,650)

Research and development, net	$10,090	$10,328	$13,310

Schedule of Selling and Marketing Expenses	Selling and marketing expenses:
	Year ended December 31,
	2022	2023	2024
Salary and related expenses	$33,474	$31,188	$30,078
Advertising expenses	2,676	2,802	2,778
Cost of share-based payment	(56)	(225)	-
Others	10,763	10,735	9,244
Total selling and marketing expenses	$46,857	$44,500	$42,100

Schedule of General and Administrative Expenses	General and administrative expenses:
	Year ended December 31,
	2022	2023	2024
Salary and related expenses	21,492	$27,425	$21,754
Consultants	5,335	4,726	4,394
Cost of share-based payment	2,135	4,023	1,607
Others	8,590	4,637	14,254
Total general and administrative expenses	37,552	$40,811	$42,009

Schedule of Financial Income and Expenses	The following table provides detailed breakdown of the Company’s financial income and expenses:
	Year ended December 31,
	2022	2023	2024
Financial expenses:

Interest expenses on loans and borrowings	1,743	5,039	5,621
Interest expenses attributed to leases	691	964	1,116
Bank charges, negative foreign exchange differences and other financial expenses	2,559	3,224	2,366
	4,993	9,227	9,103
Financial income:
Interest income attributed to bank deposits	305	1,166	1,856
Interest income from deposits, positive foreign exchange differences and other financial income	1,087	3,735	1,307
	1,392	4,901	3,163

Financial expenses, net	$3,601	$4,326	$5,940

Schedule of Computation of B asic and Diluted Net Earnings Per Share

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2022	2023	2024
Numerator:
Net income attributable to Magic shareholders	$40,470	$37,031	$36,883
Denominator:
Basic earnings per share - weighted average shares outstanding	49,089,044	49,095,760	49,099,305
Effect of dilutive securities	42,267	2,660	-
Diluted earnings per share – adjusted weighted average shares outstanding	49,131,311	49,098,420	49,099,305
Basic and diluted net earnings per share	0.82	0.75	0.75